Share-Based Compensation - Additional Information (Detail) - USD ($) $ in Millions			12 Months Ended
	Nov. 09, 2018	Apr. 24, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Mar. 20, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense			$ 24.7	$ 16.1	$ 12.5
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense			4.8
Share-based compensation expense related to unvested stock options not yet recognized			0.0
Term Based Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense related to unvested stock options not yet recognized			$ 46.6
Share-based compensation expense related to unvested awards expected to be recognized over a weighted average period			1 year 9 months 18 days
Stock options, vested			5,731,295
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense related to unvested awards expected to be recognized over a weighted average period			2 years 10 months 24 days
Stock options, vested			230,990
Shares issued upon vesting of RSUs			105,990
Remaining vested and releasable			125,000
Share-based compensation expense related to unvested restricted stock units not yet recognized			$ 9.9
Restricted Stock Units (RSUs) [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock vesting period			3 years
Restricted Stock Units (RSUs) [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock vesting period			4 years
HCM Stock Incentive Plan 2007 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized			10,540,540
Common shares outstanding			5,000
HCM Stock Incentive Plan 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized			12,500,000			15,000,000
Common shares outstanding			9,356,904
Share based compensation arrangement by share based payment award exercise period after employment termination			90 days
Stock option awards, contractual term			10 years
HCM Stock Incentive Plan 2013 [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock vesting period			4 years
HCM Stock Incentive Plan 2013 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock vesting period			5 years
HCM Stock Incentive Plan 2013 [Member] | Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized			600,000
Common shares outstanding			0
Share-based compensation expense			$ 1.5
HCM Stock Incentive Plan 2013 [Member] | Term Based Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term of stock options granted			7 years
HCM Equity Incentive Plan 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized		13,500,000
Common shares outstanding			5,218,315
Restricted stock vesting period		4 years
Share based compensation arrangement by share based payment award exercise period after employment termination		90 days
Stock option awards, contractual term		10 years
Shares available for future grants of equity awards			8,281,685
HCM Equity Incentive Plan 2018 [Member] | Term Based Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term of stock options granted			7 years
HCM Global Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option awards, contractual term	10 years
HCM Global Employee Stock Purchase Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized	2,500,000